UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    January 25, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               76
                                                  -----------------------

Form 13F Information Table Value Total:              152630 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        5232     56345SH               Sole        N/A       56345
ABB Ltd                         ADR           375204         657     31613SH               Sole        N/A       31613
Agilent Technologies            Common     00846U101        2265     55332SH               Sole        N/A       55332
Apple Computer                  Common      37833100        2906      5460SH               Sole        N/A        5460
Automatic Data Processing       Common     053015103        2849     50044SH               Sole        N/A       50044
Bank of Nova Scotia             Common      64149107         718     12400SH               Sole        N/A       12400
Bard CR Inc.                    Common      67383109        2445     25013SH               Sole        N/A       25013
BB&T Corporation                Common      54937107        2331     80083SH               Sole        N/A       80083
Becton Dickinson & Co           Common      75887109        2627     33602SH               Sole        N/A       33602
BHP Billiton ADR                ADR         88606108        1482     18898SH               Sole        N/A       18898
Carbo Ceramics                  Common     140781105        3089     39429SH               Sole        N/A       39429
Caterpillar                     Common     149123101        2487     27751SH               Sole        N/A       27751
Cisco Systems Inc.              Common     17275R102        2296    116846SH               Sole        N/A      116846
Coach Inc                       Common     189754104        2269     40880SH               Sole        N/A       40880
Coca-Cola                       Common     191216100        2803     77334SH               Sole        N/A       77334
ConocoPhillips                  Common     20825C104        2059     35502SH               Sole        N/A       35502
Costco Wholesale Corp Del       Common     22160K105        2697     27315SH               Sole        N/A       27315
Cummins Inc                     Common     231021106         436      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105        3717     43010SH               Sole        N/A       43010
Dentsply International          Common     249030107        2765     69813SH               Sole        N/A       69813
DuPont                          Common     263534107        2635     58587SH               Sole        N/A       58587
Ecolab Inc.                     Common     278865100        3174     44139SH               Sole        N/A       44139
Elbit Systems Ltd               Common     M3760D101         298      7453SH               Sole        N/A        7453
Eli Lilly                       Common     532457108        2228     45176SH               Sole        N/A       45176
Emerson Electric                Common     291011104        2481     46855SH               Sole        N/A       46855
ENI S P A Sponsored Adr         ADR        26874R108         913     18580SH               Sole        N/A       18580
Exxon Mobil                     Common     30231G102        5933     68550SH               Sole        N/A       68550
Fairchild Semiconductor         Common     303726103         152     10559SH               Sole        N/A       10559
FedEX Corp                      Common     31428X106        1308     14256SH               Sole        N/A       14256
General Electric Co             Common     369604103        3572    170200SH               Sole        N/A      170200
General Mills                   Common     370334104        2832     70063SH               Sole        N/A       70063
Google Inc Class A              Common     38259P508        2735      3866SH               Sole        N/A        3866
Hasbro, Inc.                    Common     418056107        2409     67091SH               Sole        N/A       67091
Honda Motor ADR                 ADR        438128308         711     19239SH               Sole        N/A       19239
HSBC Holdings ADR               ADR        404280406        1031     19429SH               Sole        N/A       19429
Idexx Laboratories              Common     45168D104        3437     37034SH               Sole        N/A       37034
Illinois Tool Works Inc         Common     452308109        2797     45996SH               Sole        N/A       45996
Imperial Oil Ltd                Common     453038408         531     12356SH               Sole        N/A       12356
Intel                           Common     458140100        3040    147439SH               Sole        N/A      147439
Internatl Business Mach         Common     459200101        5199     27143SH               Sole        N/A       27143
J P Morgan Chase & Co Inc       Common     46625H100        2511     57098SH               Sole        N/A       57098
Johnson & Johnson               Common     478160104        4952     70636SH               Sole        N/A       70636
Laboratory CP Amer Hldgs        Common     50540R409        2450     28283SH               Sole        N/A       28283
Lowes                           Common     548661107        3025     85158SH               Sole        N/A       85158
Makita Corp ADR                 ADR        560877300         778     16739SH               Sole        N/A       16739
McCormick & Company             Common     579780206        2720     42808SH               Sole        N/A       42808
Medtronic Inc.                  Common     585055106        2354     57391SH               Sole        N/A       57391
Merck & Co Inc                  Common     58933Y105        2513     61383SH               Sole        N/A       61383
Microsoft                       Common     594918104        2451     91762SH               Sole        N/A       91762
National Fuel Gas Co            Common     636180101        1945     38377SH               Sole        N/A       38377
Novartis ADR                    ADR        66987V109        1344     21226SH               Sole        N/A       21226
Oil Dri Corp of America         Common     677864100         258      9342SH               Sole        N/A        9342
Pepsico                         Common     713448108        2095     30611SH               Sole        N/A       30611
Petmed Express Inc              Common      71638210         130     11694SH               Sole        N/A       11694
Phillips                        Common     718546104         962     17440SH               Sole        N/A       17440
Potash Corp Saskatchewan        Common     73755L107         578     14201SH               Sole        N/A       14201
Proctor & Gamble                Common     742718109        2973     43793SH               Sole        N/A       43793
Qualcomm Inc                    Common     747525103        2601     42039SH               Sole        N/A       42039
Royal Bank Canada PV$1          Common     780087102         724     12012SH               Sole        N/A       12012
Royal Dutch Shell PLC           Common     780259206         819     11876SH               Sole        N/A       11876
Salix Pharmaceuticals LTD       Common     795435106        1952     48226SH               Sole        N/A       48226
Sanofi Aventis Spon ADR         ADR         80105N10        1380     29136SH               Sole        N/A       29136
SAP AG ADR                      ADR        803054204         923     11484SH               Sole        N/A       11484
Schlumberger Ltd                Common     806857108        2424     34984SH               Sole        N/A       34984
Siemens A G Adr                 ADR        826197501         678      6189SH               Sole        N/A        6189
Snap On Inc                     Common     833034101         259      3273SH               Sole        N/A        3273
Sonic Corp                      Common     835451105         163     15704SH               Sole        N/A       15704
T C F Financial Corp            Common     872275102         147     12092SH               Sole        N/A       12092
Teva Pharmaceuticals            Common     881624209        1031     27598SH               Sole        N/A       27598
Total SA Sponsor ADR            ADR        89151 E10         579     11132SH               Sole        N/A       11132
Toyota Motor Corp. ADR          ADR        892331307        1066     11430SH               Sole        N/A       11430
Unilever PLC NEW ADR            ADR        904767704        1198     30948SH               Sole        N/A       30948
United Parcel Service Class B   Common     911312106        1181     16012SH               Sole        N/A       16012
Vale Sa Adr                     ADR        919 12E10         622     29676SH               Sole        N/A       29676
Wal Mart Stores Inc             Common     931142103        2782     40769SH               Sole        N/A       40769
Wells Fargo & Co                Common     949746104        2556     74782SH               Sole        N/A       74782


TOTAL:  $152630 (thousands)

